SAFE liabilities - Narratives (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			6 Months Ended	12 Months Ended
	Jul. 10, 2026	Jan. 01, 2026	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
SAFE liabilities
Gross proceeds from issuance of SAFEs						$ 200
SAFE conversion discount rate				25.00%	25.00%	25.00%	25.00%
SAFE valuation cap amount				$ 500,000	$ 500,000	$ 500,000	$ 500,000
SAFE liquidity event conversion discount rate				25.00%	25.00%	25.00%	25.00%
Warrant liability				$ 1,067			$ 1,067	$ 10
Minimum
SAFE liabilities
Qualifying equity financing threshold amount				100,000	$ 100,000	$ 100,000
Related party
SAFE liabilities
Gross proceeds from issuance of SAFEs							3,500
Non-related party
SAFE liabilities
Gross proceeds from issuance of SAFEs							40,919
Total SAFE liabilities
SAFE liabilities
Gross proceeds from issuance of SAFEs			$ 200	$ 44,307	44,307	$ 44,507	$ 44,307
Total SAFE liabilities | Estimated time to conversion event (years)
SAFE liabilities
Sensitivity analysis, fair value, financial liability, percentage impact				5.00%		3.00%	5.00%
Sensitivity analysis, impact on financial liability fair value due to increase in input				$ 1,800		$ 1,500	$ 1,800
Sensitivity analysis, impact on financial liability fair value due to decrease in input				$ 1,800		$ 1,500	$ 1,800
Total SAFE liabilities | Fair value of common shares
SAFE liabilities
Sensitivity analysis, fair value, financial liability, percentage impact				20.00%		20.00%	20.00%
Sensitivity analysis, impact on financial liability fair value due to increase in input				$ 3,200		$ 4,000	$ 3,200
Sensitivity analysis, impact on financial liability fair value due to decrease in input				$ 3,100		$ 3,900	$ 3,100
Total SAFE liabilities | Expected volatility
SAFE liabilities
Sensitivity analysis, fair value, financial liability, percentage impact				10.00%		20.00%	10.00%
Sensitivity analysis, impact on financial liability fair value due to increase in input				$ 1,000		$ 2,200	$ 1,000
Sensitivity analysis, impact on financial liability fair value due to decrease in input				1,000		2,700	$ 1,000
Total SAFE liabilities | Subsequent events
SAFE liabilities
Gross proceeds from issuance of SAFEs		$ 200
Number of shares issued for conversion	34,425,136
SAFEs
SAFE liabilities
Gross proceeds from issuance of SAFEs						350
SAFEs | Related party
SAFE liabilities
Gross proceeds from issuance of SAFEs						$ 3,500
SAFEs | Subsequent events | Spring valley acquisition corp III | General Fusion Inc
SAFE liabilities
Number of shares issued exchange	5,887,331
SAFE Warrants
SAFE liabilities
Gross proceeds from issuance of SAFEs				$ 350	$ 350
Warrants issued				11,006,350	11,006,350	11,056,430
Exercise price				$ 1.9968	$ 1.9968	$ 1.9749	$ 1.9968
Nominal cash proceeds received in exchange for the SAFE Warrants issued as consideration for the finders' fees				$ 112	$ 112	$ 112
Financing costs related to warrants issued as a consideration for finders' fees				$ 2,000	$ 2,000
Warrants issued as a consideration for finders' fees				3,625,000	3,625,000		3,625,000
SAFE Warrants | Related party
SAFE liabilities
Gross proceeds from issuance of SAFEs				$ 3,500	$ 3,500	$ 28
Warrants issued				876,646	876,646	876,646
SAFE Warrants | Subsequent events | Spring valley acquisition corp III | General Fusion Inc
SAFE liabilities
Number of warrants issued for exchange	2,538,601